Note 2 - Acquisitions of Businesses (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the consideration transferred and transaction related costs incurred to acquire MacDermid, Agriphar and CAS and the amounts of identified assets acquired and liabilities assumed at the acquisition date:

(amounts in millions)	MacDermid	Agriphar	CAS
Consideration
Cash, net	$916.5	$350.2	$983.1
Equity Instruments	115.4	16.6	52.0
Long-term debt	754.2	—	—
Derivative liability	—	3.5	—
Contingent Consideration	35.5	—	—
Total Consideration	1,821.6	370.3	1,035.1

Transaction related costs	15.2	4.2	33.9

Identifiable Assets acquired and Liabilities Assumed
Accounts receivable	147.4	57.6	150.7
Inventories	115.3	41.5	129.3
Other current assets	26.2	1.6	15.5
Property, plant and equipment	140.9	31.7	11.6
Identifiable intangible assets	729.0	183.0	534.0
Other assets	28.3	5.4	21.5
Current Liabilities	(117.9)	(48.3)	(69.9)
Non-current deferred tax liability	(171.2)	(64.9)	(25.3)
Other long term liabilities	(66.6)	(15.9)	(13.3)
Total identifiable net assets	831.4	191.7	754.1

Goodwill	990.2	178.6	281.0

Total purchase price	$1,821.6	$370.3	$1,035.1

Business Acquisition, Pro Forma Information
The following unaudited pro forma summary presents consolidated information of the Company as if the Agriphar and CAS acquisitions had occurred on January 1, 2013:

(amounts in millions)	Revenue	Net Income (Loss) attributable to Shareholders

Pro Forma Year Ended 12/31/14	$1,405.9	$46.4

Pro Forma Year Ended 12/31/13	$731.8	$(229.5)